THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (96.3%)
BASIC INDUSTRIES (8.0%)
AGRICULTURE (1.3%)
Dekalb Genetics Corp.............................       338,575   $  12,442,631
                                                                  -------------

CHEMICALS (3.1%)
Albemarle Corp...................................       344,600       6,245,875
Crompton & Knowles Corp..........................       222,900       4,095,787
Cytec Industries, Inc.+..........................        62,300       2,305,100
General Chemical Group, Inc......................       494,800       9,772,300
Landec Corp.+....................................        26,500         225,250
OM Group, Inc....................................        13,300         545,300
RPM, Inc.........................................       166,700       3,031,856
Synalloy Corp....................................        36,100         591,137
Wellman, Inc.....................................       144,300       2,326,837
                                                                  -------------
                                                                     29,139,442
                                                                  -------------

FOREST PRODUCTS & PAPER (1.0%)
American Pad & Paper Co.+........................       109,000       2,166,375
Caraustar Industries, Inc........................        59,400       2,019,600
Glatfelter (P.H.) Co.............................       164,800       3,007,600
Jefferson Smurfit Corp.+.........................        85,300       1,156,881
Universal Forest Products, Inc...................        68,600         866,075
                                                                  -------------
                                                                      9,216,531
                                                                  -------------

METALS & MINING (2.6%)
Allegheny Teledyne, Inc..........................       130,573       3,052,144
Alumax, Inc.+....................................        55,200       1,787,100
Commercial Metals Co.............................       310,500       9,897,187
Minera Rayrock, Inc.*............................       696,600         232,600
Oregon Steel Mills, Inc..........................        61,700       1,056,612
Schnitzer Steel Industries, Inc..................        95,800       2,592,587
Steel Technologies, Inc..........................       444,800       5,615,600
                                                                  -------------
                                                                     24,233,830
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    75,032,434
                                                                  -------------

CONSUMER GOODS & SERVICES (17.2%)
AUTOMOTIVE (1.4%)
Amcast Industrial Corp...........................        73,000       1,724,625
Excel Industries, Inc............................       269,600       4,044,000
Lear Corp.+......................................       109,100       3,913,962
Simpson Industries, Inc..........................       368,700       3,825,262
                                                                  -------------
                                                                     13,507,849
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

BROADCASTING & PUBLISHING (1.3%)
Banta Corp.......................................        63,600   $   1,518,450
Consolidated Graphics, Inc.+.....................       137,500       6,239,062
Digital Generation Systems, Inc.+................        35,100         307,125
Heartland Wireless Communications, Inc.+.........        63,600         763,200
Heritage Media Corp.+............................       114,100       1,583,137
K-III Communications Corp.+......................        95,700         957,000
Norwood Promotional Products, Inc.+..............        66,600       1,073,925
                                                                  -------------
                                                                     12,441,899
                                                                  -------------

CONSTRUCTION & HOUSING (0.5%)
D.R. Horton, Inc.+...............................       475,100       4,988,550
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (2.4%)
Ascent Entertainment Group, Inc.+................       116,600       1,909,325
Boyd Gaming Corp.+...............................       235,700       1,915,062
CKS Group, Inc.+.................................        15,600         324,675
Education Management Corp.+......................        35,600         649,700
Golden Bear Golf, Inc.+..........................         4,600          61,812
Grand Casinos, Inc.+.............................       247,200       3,151,800
Imax Corp.+......................................       131,100       4,457,400
Johnson Worldwide Associates, Inc.+..............        70,000         813,750
Royal Caribbean Cruises Ltd.*....................        64,900       1,679,287
SCP Pool Corp.+..................................        44,700         860,475
Steiner Leisure Ltd.*+...........................        64,900         880,206
WMS Industries, Inc.+............................       228,000       5,757,000
                                                                  -------------
                                                                     22,460,492
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (1.1%)
Consolidated Cigar Holdings Inc.+................        27,600         672,750
Coors (Adolph) Co................................        68,400       1,350,900
Dreyer's Grand Ice Cream, Inc....................        48,400       1,331,000
Eskimo Pie Corp..................................       100,100       1,051,050
Morningstar Group, Inc.+.........................        68,600       1,174,775
Riviana Foods, Inc...............................        70,900       1,289,494
Sanderson Farms, Inc.............................        48,400         771,375
Savannah Foods & Industries, Inc.................        55,200         786,600
Universal Foods Corp.............................        48,200       1,783,400
                                                                  -------------
                                                                     10,211,344
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HOUSEHOLD APPLIANCES FURNISHINGS (0.7%)
Aaron Rents, Inc.................................        64,200   $     910,837
Bush Industries, Inc.............................       100,500       1,821,562
Sunbeam Corporation, Inc.........................       121,100       3,345,387
                                                                  -------------
                                                                      6,077,786
                                                                  -------------

HOUSEHOLD PRODUCTS (1.6%)
Bush Boake Allen, Inc.+..........................        75,900       1,935,450
Department 56, Inc.+.............................       218,300       5,075,475
First Brands Corp................................        75,800       2,169,775
Libbey, Inc......................................        99,600       2,676,750
Safety 1st, Inc.+................................       294,100       3,327,006
                                                                  -------------
                                                                     15,184,456
                                                                  -------------

PERSONAL CARE (0.3%)
French Fragrances, Inc.+.........................       107,100         923,737
Tambrands, Inc...................................        41,600       1,778,400
                                                                  -------------
                                                                      2,702,137
                                                                  -------------
RESTAURANTS & HOTELS (3.2%)
Candlewood Hotel Company, Inc.+..................       124,000       1,255,500
Darden Restaurants, Inc..........................       628,700       5,422,537
Doubletree Corp.+................................        42,800       1,810,975
Extended Stay America, Inc.+.....................       186,400       3,914,400
La Quinta Inns, Inc..............................       233,700       4,498,725
Landry's Seafood Restaurants, Inc.+..............       104,100       2,472,375
Outback Steakhouse, Inc.+........................        74,700       2,161,631
Papa John's International, Inc.+.................        49,650       1,607,419
Planet Hollywood International, Inc.+............        12,400         285,200
Wendy's International, Inc.......................       284,300       6,076,912
                                                                  -------------
                                                                     29,505,674
                                                                  -------------

RETAIL (4.6%)
Books-A-Million, Inc.+...........................       100,900         687,381
Catherines Stores Corp.+.........................       168,400         968,300
Charming Shoppes, Inc............................       263,400       1,333,462
Dominick's Supermarkets, Inc.+...................        33,500         703,500
Duckwall-Alco Stores, Inc.+......................        27,200         343,400
Footstar, Inc.+..................................       116,800       2,394,400
Garden Ridge Corp.+..............................       267,400       2,206,050
General Nutrition Companies, Inc.+...............       471,100       8,155,919
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
Hannaford Brothers Co............................        49,700   $   1,602,825
Kohl's Corp.+....................................        49,200       1,961,850
Lazare Kaplan International, Inc.+...............        23,300         451,437
Linens 'N Things, Inc.+..........................        42,000         656,250
Loehmann's Holdings, Inc.+.......................        55,500       1,668,469
Nu Skin Asia Pacific Inc.+.......................         9,400         278,475
One Price Clothing Stores, Inc.+.................       329,100         915,309
Pacific Sunwear of California+...................        13,100         352,062
Party City Corp.+................................        70,500       1,048,687
Penn Traffic Co.+................................       198,300       1,016,287
Stage Stores, Inc.+..............................        45,000         829,687
Sunglass Hut International, Inc.+................       259,400       1,880,650
Talbots, Inc.....................................       130,400       3,765,300
TJX Companies, Inc...............................       125,400       5,658,675
Trans World Entertainment Corp.+.................        91,900         735,200
Urban Outfitters, Inc.+..........................       117,200       1,714,050
Wolverine World Wide, Inc........................        44,400       1,193,250
                                                                  -------------
                                                                     42,520,875
                                                                  -------------

TEXTILES (0.1%)
Ashworth, Inc.+..................................        16,000         100,000
Worldtex, Inc.+..................................        57,200         471,900
                                                                  -------------
                                                                        571,900
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                   160,172,962
                                                                  -------------

ENERGY (6.4%)
GAS EXPLORATION (1.8%)
Devon Energy Corp................................        61,600       2,233,000
El Paso Natural Gas Co...........................        41,900       2,095,000
K N Energy, Inc..................................        67,000       2,721,875
Newfield Exploration Co.+........................        42,000       2,105,250
Texas Meridian Resources Corp.+..................        54,500         906,062
TransCanada Pipelines Ltd.*......................       387,700       6,930,137
                                                                  -------------
                                                                     16,991,324
                                                                  -------------

OIL-PRODUCTION (2.1%)
Anadarko Petroleum Corp..........................        47,900       3,203,312
Diamond Shamrock, Inc............................        29,700         965,250
Flores & Rucks, Inc.+............................        58,600       2,878,725
MAPCO, Inc.......................................       148,000       4,995,000
Monterey Resources, Inc.+........................        46,000         759,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
OIL-PRODUCTION (CONTINUED)
Noble Affiliates, Inc............................        90,000   $   4,241,250
Vastar Resources, Inc............................        57,300       2,299,162
                                                                  -------------
                                                                     19,341,699
                                                                  -------------

OIL-SERVICES (2.5%)
Camco International, Inc.........................        51,700       2,158,475
Dreco Energy Services Ltd.*+.....................        90,700       3,707,362
Input/Output, Inc.+..............................       376,200       9,028,800
National-Oilwell, Inc.+..........................        57,700       1,630,025
Smith International, Inc.+.......................        38,300       1,565,512
Transocean Offshore Inc..........................        63,800       3,843,950
Trico Marine Services, Inc.+.....................        31,000       1,313,625
                                                                  -------------
                                                                     23,247,749
                                                                  -------------
  TOTAL ENERGY...................................                    59,580,772
                                                                  -------------

FINANCE (19.1%)
BANKING (7.2%)
Bancorp Hawaii, Inc..............................        13,500         588,937
Bank United Corp.+...............................        39,200       1,048,600
Banknorth Group, Inc.............................        69,100       2,668,987
CCB Financial Corp...............................        34,500       2,294,250
Charter One Financial, Inc.......................        38,000       1,648,250
Colonial BancGroup, Inc..........................       129,700       5,188,000
Crestar Financial Corp...........................        12,300         856,387
Dime Bancorp, Inc.+..............................       199,620       3,168,967
First Alliance Corp.+............................        21,700         626,587
First Hawaiian, Inc..............................        42,500       1,378,594
First Republic Bancorp, Inc.+....................        51,000         911,625
Firstar Corp.....................................        74,800       3,992,450
FirstFed Financial Corp.+........................        65,200       1,556,650
GBC Bancorp......................................       108,600       3,081,525
GreenPoint Financial Corp........................       180,500       8,709,125
HUBCO, Inc.......................................       125,588       3,076,906
Irwin Financial Corp.............................        24,500       1,194,375
Mountain Parks Financial Corp.+..................        38,800       1,331,325
National Commerce Bancorporation.................        61,800       2,255,700
Pinnacle Financial Services, Inc.................        51,800       1,217,300
Roosevelt Financial Group, Inc...................       313,100       6,007,606
Security First Network Bank+.....................        35,100         399,262
Sterling Bancshares, Inc.........................        77,900       1,334,037
Trans Financial, Inc.............................        31,000         660,687
Trustco Bank Corp................................        77,700       1,685,119
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Westamerica Bancorporation.......................        67,600   $   3,895,450
Wilmington Trust Corp............................       154,500       6,334,500
                                                                  -------------
                                                                     67,111,201
                                                                  -------------

FINANCIAL SERVICES (2.0%)
Advanta Corp.....................................        84,800       3,577,500
Amresco, Inc.....................................        39,900         862,837
Cole Taylor Financial Group, Inc.................        22,500         642,656
Edwards (A.G.), Inc..............................       112,000       3,500,000
Emergent Group, Inc.+............................        28,600         334,262
Hambrecht & Quist Group+.........................        34,700         850,150
Litchfield Financial Corp........................        66,940         870,220
Mercury Finance Co...............................       297,400       3,457,275
Ocwen Financial Corp.+...........................         2,500          71,250
Southwest Securities Group, Inc..................       139,300       1,784,781
WFS Financial, Inc.+.............................        65,700       1,502,887
Willis Lease Finance Corp.+......................        42,000         480,375
Winthrop Resources Corp..........................        23,900         690,112
                                                                  -------------
                                                                     18,624,305
                                                                  -------------

INSURANCE (4.7%)
AMBAC, Inc.......................................        70,000       4,795,000
Capital Re Corp..................................       358,600      13,761,275
Chartwell Re Corp................................        56,300       1,548,250
Mid Ocean Ltd.*..................................        41,900       2,016,437
MMI Companies, Inc...............................       253,400       7,823,725
PartnerRe Ltd.*..................................       128,500       4,176,250
RenaissanceRe Holdings, Ltd.*....................       111,300       3,951,150
W. R. Berkley Corp...............................       112,400       5,929,100
                                                                  -------------
                                                                     44,001,187
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (5.2%)
Arden Realty Group, Inc.+........................        54,400       1,312,400
Bay Apartment Communities, Inc...................        60,400       1,963,000
Brandywine Realty Trust..........................        25,600         454,400
Cali Realty Corporation..........................       110,800       3,130,100
Capstone Capital Trust, Inc......................       114,900       2,412,900
Chelsea GCA Realty, Inc..........................        85,800       2,702,700
Colonial Properties Trust........................       108,700       2,921,312
Columbus Realty Trust............................       141,300       3,002,625
Crescent Real Estate Equities, Inc...............        40,300       1,768,163

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Developers Diversified Realty Corp...............       100,200   $   3,369,225
Equity Residential Properties Trust..............        95,100       3,815,888
Gables Residential Trust.........................       101,000       2,701,750
Healthcare Realty Trust, Inc.....................        91,600       2,335,800
Highwoods Properties, Inc........................        73,800       2,269,350
Liberty Property Trust...........................        64,000       1,488,000
MerryLand & Investment Company, Inc..............        25,500         510,000
Oasis Residential, Inc...........................       101,800       2,137,800
Patriot American Hospitality, Inc................        54,800       2,075,550
Price REIT, Inc..................................        31,500       1,094,625
Public Storage, Inc..............................        56,700       1,438,763
Starwood Lodging Trust...........................       114,400       5,462,600
Weeks Corp.......................................        13,400         380,225
                                                                  -------------
                                                                     48,747,176
                                                                  -------------
  TOTAL FINANCE..................................                   178,483,869
                                                                  -------------

HEALTH CARE (8.1%)
BIOTECHNOLOGY (1.7%)
Affymetrix, Inc.+................................        25,800         493,425
Agouron Pharmaceuticals, Inc.+...................        18,700       1,030,838
ArQule, Inc.+....................................        27,200         289,000
Houghten Pharmaceuticals, Inc.+..................        85,300         415,838
Human Genome Sciences, Inc.+.....................        84,300       3,098,025
IDEC Pharmaceuticals Corp.+......................        31,400         759,488
Incyte Pharmaceuticals, Inc.+....................        50,100       1,906,931
MIM Corp.+.......................................         4,700          24,381
ONYX Pharmaceuticals, Inc.+......................        42,900         431,681
SangStat Medical Corp.+..........................        86,900       1,971,544
Sequana Therapeutics, Inc.+......................        86,700       1,387,200
Somatogen, Inc.+.................................       119,000       1,309,000
Transkaryotic Therapies, Inc.+...................        14,500         257,375
Vertex Pharmaceuticals, Inc.+....................        37,200       1,190,400
Vical, Inc.+.....................................        55,200       1,028,100
Virus Research Institute, Inc.+..................        70,600         419,188
                                                                  -------------
                                                                     16,012,414
                                                                  -------------
HEALTH SERVICES (3.8%)
Applied Analytical Industries, Inc.+.............        24,800         520,800
Apria Healthcare Group, Inc.+....................       191,900       3,454,200
Diagnostic Health Services, Inc.+................        37,400         264,138
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Foundation Health Corp.+.........................        47,000   $   1,374,750
Health Care & Retirement Corp.+..................       156,000       4,270,500
Health Systems International, Inc.+..............       134,700       3,098,100
Healthsource, Inc.+..............................       352,200       3,962,250
Kapson Senior Quarters Corp.+....................        72,900         528,525
Lifeline Systems, Inc.+..........................        31,000         525,063
Mariner Health Group, Inc.+......................       284,200       2,095,975
MedPartners, Inc.+...............................        77,278       1,758,075
Paracelsus Healthcare Corp.+.....................        68,000         238,000
Sierra Health Services, Inc.+....................       106,900       2,632,413
Sterling House Corp.+............................        71,400         606,900
Summit Care Corp.+...............................       183,600       2,708,100
Sunrise Assisted Living, Inc.+...................        19,500         465,563
Ventana Medical Systems, Inc.+...................       128,500       2,232,688
Vivra, Inc.+.....................................       142,100       4,369,575
                                                                  -------------
                                                                     35,105,615
                                                                  -------------

MEDICAL SUPPLIES (1.5%)
CellPro, Inc.+...................................       130,700       1,625,581
Eclipse Surgical Technologies+...................        45,800         360,675
Fisher Scientific International, Inc.............        17,300         791,475
Heartstream, Inc.+...............................        74,700       1,059,806
Kensey Nash Corp.+...............................       107,700       1,736,663
KeraVision, Inc.+................................       165,600       2,463,300
Medi-Ject Corp.+.................................       122,600         605,338
Perseptive Biosystems, Inc.+.....................        76,200         523,875
Physio-Control International Corp.+..............        34,800         648,150
Research Medical, Inc.+..........................       159,500       3,299,656
Sola International, Inc.+........................        36,400       1,278,550
                                                                  -------------
                                                                     14,393,069
                                                                  -------------

PHARMACEUTICALS (1.1%)
Alza Corp.+......................................       232,800       6,576,600
Forest Laboratories, Inc.+.......................       100,600       3,898,250
                                                                  -------------
                                                                     10,474,850
                                                                  -------------
  TOTAL HEALTH CARE..............................                    75,985,948
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INDUSTRIAL PRODUCTS & SERVICES (11.1%)
BUILDING MATERIALS (0.5%)
BMC West Corp.+..................................        31,100   $     373,200
Owens Corning....................................       102,600       4,398,975
                                                                  -------------
                                                                      4,772,175
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.0%)=/=
American Residential Services, Inc.+.............        17,400         371,925
                                                                  -------------

CAPITAL GOODS (2.9%)
ABC Rail Products Corp.+.........................        36,900         724,163
Applied Power, Inc...............................       158,200       5,734,750
Cincinnati Milacron, Inc.........................       127,300       2,641,475
Collins & Aikman Corp.+..........................       249,500       1,497,000
IDEX Corp........................................        53,500       2,106,563
Measurex Corp....................................        97,300       2,396,013
Modine Manufacturing Co..........................       252,800       6,256,800
Strategic Distribution, Inc.+....................       120,200         833,888
TRINOVA Corp.....................................        17,380         634,370
Wabash National Corp.............................       253,500       4,467,938
                                                                  -------------
                                                                     27,292,960
                                                                  -------------
COMMERCIAL SERVICES (2.1%)
ADT Ltd.*+.......................................       167,300       3,429,650
DeVry, Inc.+.....................................        97,300       4,342,013
Equity Corp. International+......................        70,100       1,472,100
May & Speh, Inc.+................................       112,700       1,493,275
Ogden Corp.......................................        93,600       1,813,500
Pinkertons, Inc.+................................        70,900       1,754,775
Pittston Brink's Group...........................        85,400       2,177,700
Robert Half International, Inc.+.................        76,500       2,849,625
Whittman-Hart, Inc.+.............................         5,500         248,188
                                                                  -------------
                                                                     19,580,826
                                                                  -------------

DIVERSIFIED MANUFACTURING (1.8%)
American Standard Co., Inc.+.....................        51,700       1,971,063
Brady (W.H.) Co..................................       108,300       2,396,138
Greenfield Industries, Inc.......................        46,600       1,351,400
Hexcel Corp.+....................................        39,600         717,750
Intermet Corp....................................       571,200       7,782,600
Mueller Industries, Inc.+........................        41,200       1,611,950
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Nu-Kote Holding, Inc.+...........................        42,500   $     451,563
Special Devices, Inc.+...........................        26,300         379,706
                                                                  -------------
                                                                     16,662,170
                                                                  -------------

ELECTRICAL EQUIPMENT (1.8%)
Anixter International, Inc.+.....................       247,600       4,147,300
Bolder Technologies Corp.+.......................        44,100         633,938
Encore Wire Corp.+...............................       132,100       2,080,575
Grainger (W.W.), Inc.............................       115,200       9,158,400
Kuhlman Corp.....................................        32,200         567,525
                                                                  -------------
                                                                     16,587,738
                                                                  -------------

POLLUTION CONTROL (2.0%)
American Disposal Services, Inc.+................       107,300       1,716,800
Culligan Water Technologies, Inc.+...............        54,700       2,037,575
Dames & Moore, Inc...............................       217,200       2,959,350
Sevenson Environmental Services, Inc.............        63,000       1,055,250
Tetra Technologies, Inc.+........................       202,700       5,156,181
USA Waste Services, Inc.+........................        73,500       2,370,375
Wheelabrator Technologies, Inc...................       186,700       3,057,213
                                                                  -------------
                                                                     18,352,744
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   103,620,538
                                                                  -------------

TECHNOLOGY (18.5%)
AEROSPACE (2.2%)
Coltec Industries, Inc.+.........................       282,600       5,228,100
Orbital Sciences Corp.+..........................       226,600       4,347,888
Rohr Industries, Inc.+...........................       625,300      10,942,750
                                                                  -------------
                                                                     20,518,738
                                                                  -------------

COMPUTER PERIPHERALS (2.4%)
In Focus Systems, Inc.+..........................        50,300       1,056,300
Komag, Inc.+.....................................       170,200       5,520,863
Pinnacle Systems, Inc.+..........................        98,000       1,016,750
Planar Systems, Inc.+............................       204,500       2,134,469
Quantum Corp.+...................................       284,900       7,656,688
Raster Graphics, Inc.+...........................        44,200         453,050
Read-Rite Corp.+.................................       219,500       4,870,156
Storm Technology, Inc.+..........................        16,100         128,800
                                                                  -------------
                                                                     22,837,076
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER SOFTWARE (3.1%)
Acxiom Corp.+....................................        41,800   $     958,788
Analogy, Inc.+...................................        58,500         259,594
Aspen Technology, Inc.+..........................        17,000       1,412,063
Aurum Software, Inc.+............................         3,300         116,325
Avid Technology, Inc.+...........................        41,700         531,675
BMC Software, Inc.+..............................        65,700       2,874,375
Broderbund Software, Inc.+.......................        44,900       1,349,806
Edify Corp.+.....................................        65,800         904,750
Forte Software, Inc.+............................        14,000         449,750
Inso Corp.+......................................        39,400       1,681,888
ISOCOR+..........................................        13,100          75,325
MathSoft, Inc.+..................................       160,600         722,700
Mentor Graphics Corp.+...........................        63,400         622,113
MetaTools, Inc.+.................................        27,600         508,875
Metromail Corp.+.................................        51,900       1,200,188
Microware Systems Corp.+.........................        29,700         452,925
Network General Corp.+...........................       222,900       5,391,394
Objective Systems Integrators, Inc.+.............        55,600       1,369,150
Red Brick Systems, Inc.+.........................        21,100         501,125
Rogue Wave Software+.............................         7,200          93,600
Simulation Sciences, Inc.+.......................        46,700         586,669
The Learning Company, Inc.+......................       100,200       1,703,400
Transaction Systems Architects, Inc.+............        41,100       1,510,425
Tripos, Inc.+....................................       135,000       2,143,125
Verity, Inc.+....................................        17,900         297,588
Visigenic Software, Inc.+........................        60,800         889,200
                                                                  -------------
                                                                     28,606,816
                                                                  -------------

COMPUTER SYSTEMS (1.2%)
BBN Corp.+.......................................        70,700       1,626,100
EMC Corp.+.......................................       247,700       7,988,325
International Network Services...................         6,100         196,725
Sapient Corp.+...................................        20,400         813,450
Vanstar Corp.+...................................        33,500         912,875
                                                                  -------------
                                                                     11,537,475
                                                                  -------------
ELECTRONICS (2.4%)
Adept Technology, Inc.+..........................       189,700       1,363,469
Gemstar International Group Ltd.+................        23,800         389,725
Harris Corp......................................        24,100       1,650,850
Itron, Inc.+.....................................        99,400       1,975,575
Microchip Technology, Inc.+......................       140,400       6,721,650
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ELECTRONICS (CONTINUED)
Nimbus CD International, Inc.+...................       118,900   $   1,010,650
Perkin-Elmer Corp................................        98,800       6,088,550
Symbol Technologies, Inc.+.......................        61,800       2,881,425
Telxon Corp......................................        23,300         281,056
                                                                  -------------
                                                                     22,362,950
                                                                  -------------

INFORMATION PROCESSING (0.4%)
Checkfree Corp.+.................................        70,000       1,181,250
DST Systems, Inc.+...............................        52,100       1,686,738
National Processing, Inc.+.......................        28,800         518,400
                                                                  -------------
                                                                      3,386,388
                                                                  -------------

SEMICONDUCTORS (3.1%)
Actel Corp.+.....................................       191,800       4,195,625
Adaptec, Inc.+...................................       109,800       4,090,050
Advanced Technology Materials, Inc.+.............       286,200       3,953,138
Credence Systems Corp.+..........................        86,900       1,710,844
ESS Technology, Inc.+............................        39,800         783,563
LSI Logic Corp.+.................................       148,800       4,482,600
Micrel, Inc.+....................................       148,600       3,696,425
Oak Technology, Inc.+............................       166,200       1,651,613
S3, Inc.+........................................        20,300         343,831
SDL, Inc.+.......................................       183,000       4,151,813
                                                                  -------------
                                                                     29,059,502
                                                                  -------------

TELECOMMUNICATION SERVICES (0.5%)
Frontier Corp....................................        61,700       1,619,625
ICG Communications, Inc.+........................        50,800       1,066,800
McLeod, Inc.+....................................        52,200       1,507,275
                                                                  -------------
                                                                      4,193,700
                                                                  -------------

TELECOMMUNICATIONS (1.8%)
Omnipoint Corp.+.................................        79,400       2,104,100
Paging Network, Inc.+............................       654,000      10,709,250
Premiere Technologies, Inc.+.....................       111,200       2,613,200
QUALCOMM, Inc.+..................................        24,100       1,009,188
                                                                  -------------
                                                                     16,435,738
                                                                  -------------

TELECOMMUNICATIONS-EQUIPMENT (1.4%)
Advanced Fibre Communications+...................         2,800         136,675
Applied Digital Access, Inc.+....................         7,800          56,063
Digital Microwave Corp.+.........................       165,400       3,969,600

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS-EQUIPMENT (CONTINUED)
P-COM, Inc.+.....................................        69,600   $   2,192,400
Proxim, Inc.+....................................        49,900         938,744
Scientific-Atlanta, Inc..........................       353,900       5,485,450
Wireless One, Inc.+..............................        23,700         222,188
                                                                  -------------
                                                                     13,001,120
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   171,939,503
                                                                  -------------
TRANSPORTATION (1.8%)
AIRLINES (0.1%)
Mesa Airlines, Inc.+.............................       139,300       1,384,294
                                                                  -------------
RAILROADS (0.3%)
Genesee & Wyoming Inc.+..........................        66,800       2,346,350
                                                                  -------------
TRANSPORTATION (0.2%)
GATX Corp........................................        41,300       2,059,838
                                                                  -------------
TRUCK & FREIGHT CARRIERS (1.2%)
Allied Holdings, Inc.+...........................        26,500         215,313
American Freightways Corp.+......................       142,000       1,482,125
Caliber System, Inc..............................        29,000         561,875
Roadway Express, Inc.............................       278,800       4,547,925
Rollins Truck Leasing Corp.......................       212,900       2,554,800
USA Truck, Inc.+.................................        45,800         400,750
Werner Enterprises, Inc..........................       107,300       1,730,213
                                                                  -------------
                                                                     11,493,001
                                                                  -------------
  TOTAL TRANSPORTATION...........................                    17,283,483
                                                                  -------------
UTILITIES (6.1%)
ELECTRIC (3.9%)
Black Hills Corp.................................        22,800         587,100
Calpine Corp.+...................................        42,300         761,400
Central Hudson Gas & Electric....................       175,600       5,311,900
Central Louisiana Electric.......................       121,300       3,426,725
Hawaiian Electric Industries, Inc................       163,000       5,929,125
Idaho Power Co...................................        39,500       1,219,563
Illinova Corp....................................       129,300       3,426,450
Minnesota Power & Light Co.......................       100,600       2,829,375
New England Electric System......................       202,700       6,942,475
Pinnacle West Capital Corp.......................       107,000       3,330,375
St. Joseph Light & Power Co......................        37,700         574,925
Washington Water Power Co........................       106,900       2,017,738
                                                                  -------------
                                                                     36,357,151
                                                                  -------------

NATURAL GAS (1.3%)
AGL Resources, Inc...............................       135,800       2,868,775
Brooklyn Union Gas Co............................        52,400       1,637,500
New Jersey Resources Corp........................        23,800         705,075
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NATURAL GAS (CONTINUED)
Providence Energy Corp...........................        93,200   $   1,642,650
United Cities Gas Co.............................       153,600       3,628,800
Wicor, Inc.......................................        35,700       1,298,588
                                                                  -------------
                                                                     11,781,388
                                                                  -------------

WATER (0.9%)
American Water Works, Inc........................       181,900       3,592,525
Aquarion Co......................................         5,100         128,775
E'Town Corp......................................        62,900       1,887,000
SJW Corp.........................................        16,300         721,275
Southern California Water Co.....................       103,600       2,421,650
                                                                  -------------
                                                                      8,751,225
                                                                  -------------
  TOTAL UTILITIES................................                    56,889,764
                                                                  -------------
  TOTAL COMMON STOCKS (COST $776,979,369)........                   898,989,273
                                                                  -------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS (3.8%)
REPURCHASE AGREEMENT (3.8%)
Goldman Sachs Repurchase Agreement 5.35% dated
  11/27/96 due 12/02/96, proceeds $35,468,335
  (collateralized by $33,434,000 U.S. Treasury
  Notes, 7.75% due 01/31/00, valued at
  $36,150,925) (cost $35,442,000)................  $ 35,442,000      35,442,000
                                                                  -------------
TOTAL INVESTMENTS (COST $812,421,369) (100.1%).................
                                                                    934,431,273
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)..................
                                                                     (1,053,059)
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 933,378,214
                                                                  -------------
                                                                  -------------

------------------------------
+ Non-income producing security.

* Foreign security.

=/= Less than 0.1%.

Note: The cost of securities for Federal Income Tax purposes at November 30, 1996, was $816,832,428; the aggregate gross unrealized appreciation and depreciation was $166,326,058 and $48,727,213, respectively, resulting in net unrealized appreciation of $117,598,845.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $812,421,369 )          $934,431,273
Receivable for Investments Sold                       4,454,297
Dividends Receivable                                    792,848
Interest Receivable                                      21,068
Prepaid Trustees' Fees                                    3,072
Prepaid Expenses and Other Assets                         6,010
                                                   ------------
    Total Assets                                    939,708,568
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     3,758,349
Payable to Custodian                                  1,983,999
Advisory Fee Payable                                    454,481
Custody Fee Payable                                      83,933
Administrative Services Fee Payable                      23,894
Administration Fee Payable                                4,126
Fund Services Fee Payable                                 1,255
Accrued Expenses                                         20,317
                                                   ------------
    Total Liabilities                                 6,330,354
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $933,378,214
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $45,014 )                                                  $  5,933,849
Interest Income                                                    1,003,543
                                                                ------------
    Investment Income                                              6,937,392

EXPENSES
Advisory Fee                                       $2,543,191
Custodian Fees and Expenses                           178,928
Administrative Services Fee                           125,072
Professional Fees and Expenses                         27,589
Administration Fee                                     24,783
Fund Services Fee                                      15,119
Trustees' Fees and Expenses                             5,920
Registration Fees                                         303
Insurance Expense                                         120
Miscellaneous                                             899
                                                   ----------
    Total Expenses                                                 2,921,924
                                                                ------------
NET INVESTMENT INCOME                                              4,015,468

NET REALIZED GAIN ON INVESTMENTS                                  31,597,959

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                    (15,844,229)
                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 19,769,198
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,015,468    $    9,471,545
Net Realized Gain on Investments                         31,597,959        79,496,646
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                         (15,844,229)      132,103,605
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         19,769,198       221,071,796
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           169,182,716       222,451,859
Withdrawals                                            (115,618,982)     (204,531,582)
                                                   -----------------   --------------
    Net Increase from Investors' Transactions            53,563,734        17,920,277
                                                   -----------------   --------------
    Total Increase in Net Assets                         73,332,932       238,992,073
NET ASSETS
Beginning of Period                                     860,045,282       621,053,209
                                                   -----------------   --------------
End of Period                                      $    933,378,214    $  860,045,282
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                       FOR THE FISCAL     FOR THE PERIOD
                                                        FOR THE        YEAR ENDED MAY     JULY 19, 1993
                                                   SIX MONTHS ENDED          31,         (COMMENCEMENT OF
                                                   NOVEMBER 30, 1996   ---------------    OPERATIONS) TO
                                                      (UNAUDITED)       1996     1995      MAY 31, 1994
                                                   -----------------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.69%(a)   0.67%   0.71%             0.72%(a)
  Net Investment Income                                        0.94%(a)   1.33%   1.21%             0.99%(a)
Portfolio Turnover                                            44.46%    92.58%   75.00%            97.00%+
Average Broker Commissions                         $           0.05        --       --                --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    d)The Portfolio's custodian takes possession of the collateral pledged for investment in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended November 30, 1996, such fees amounted to $2,543,191.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Effective December 29, 1995, the Administration Agreement provided for a fee to be paid to Signature such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds (formerly The Pierpont Funds), The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 through July 31, 1996, such fees amounted to $17,162. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $7,621.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 through July 31, 1996, Morgan's fee for these services amounted to $33,079.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $91,993.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $15,119 for the six months ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,900.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1996 were as follows:

                      COST OF         PROCEEDS
                     PURCHASES       FROM SALES
                    ------------    ------------
                    $427,231,446    $365,624,397

28